Financial assets at fair value through profit or loss - Debt Securities FVTPL (Details) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Debt Securities Held [Abstract]
Government securities		$ 223,932,573	$ 33,957,345
Private securities - Corporate bonds		2,150,301	0
BCRA Liquidity Bills	[1]	0	45,513,297
TOTAL		$ 226,082,874	$ 79,470,642

[1]	Due 01-12-2023